Subsequent Events - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended		2 Months Ended
	May 13, 2024	May 08, 2024	Sep. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Proceeds from Issuance of private placement	$ 254,300				$ 254,300
Borrowing amount					$ 1,571,200	$ 1,793,500
Subsequent Event
Subsequent Event [Line Items]
Proceeds From Reverse Recapitalization Transaction Received After Business Combination		$ 330,000
Proceeds From Reverse Recapitalization Transaction Receivable		$ 20,000
Subsequent Event | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent		87.80%
Subsequent Event | Screaming Eagle | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		12.20%
Subsequent Event | Forecast
Subsequent Event [Line Items]
Proceeds from Issuance of private placement		$ 254,300
Subsequent Event | 5.500 Senior Notes
Subsequent Event [Line Items]
Debt interest face value		$ 389,900
Subsequent Event | 5.500 Senior Notes | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)		5.50%
Debt Instrument, Interest Rate, Increase (Decrease)		6.00%
Subsequent Event | eOne IP Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Interest rate (as percent)				2.25%
Credit facility, maximum principal amount				$ 340,000
Borrowing amount				340,000
Periodic payment, principal				$ 8,500
Subsequent Event | LG IP Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Interest rate (as percent)			2.25%
Credit facility, maximum principal amount			$ 455,000
Borrowing amount			455,000
Periodic payment, principal			11,375
Subsequent Event | LGTV Term Loan B
Subsequent Event [Line Items]
Repayment of other long term debt			$ 355,100